Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Summary of Other liabilities

	December 31,
	2011	2010
Deferred gains on asset sales	$933	$930
SPG point liability (a)	724	702
Deferred revenue including VOI and residential sales	17	23
Benefit plan liabilities	74	61
Insurance reserves	47	46
Other	176	124

	$1,971	$1,886